Deferred Initial Public Offering (“IPO”) Costs	12 Months Ended
Jun. 30, 2025
Deferred Initial Public Offering (“IPO”) Costs [Abstract]
DEFERRED INITIAL PUBLIC OFFERING ("IPO") COSTS

NOTE 6 — DEFERRED INITIAL PUBLIC OFFERING (“IPO”) COSTS

Deferred initial public offering (“IPO”) costs consist of the following:

	As of year ended June 30,
	2025	2024
Legal fee	$427,226	$10,256
Accounting and other fees	323,135	-
Total	$750,361	$10,256